Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 999,999,500
Previously Paid Amount	0
Total Fee Amount	153,099.92
Total Offset Amount	0
Net Fee	153,099.92
Narrative - Max Aggregate Offering Price	$ 999,999,500
Final Prospectus	true